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April 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:            Office of Filings, Information & Consumer Service

Re:	Smead Funds Trust (the “Trust”)

  Securities Act File No. 333-197810

  Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated March 30, 2022 for the Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares for the Smead Value Fund and the Investor Class shares, Class A shares, Class C shares, Class I1 shares, Class I2 shares and Class Y shares for the Smead International Value Fund, (ii) the Statement of Additional Information dated March 30, 2022 for Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares and the Investor Class shares, Class A shares, Class C shares, Class I1 shares, Class I2 shares and Class Y shares for the Smead International Value Fund, (iii) Prospectus dated March 30, 2022 for the Class I2 Shares, Class R3 Shares and Class R4 Shares for the Smead Value Fund, and (iv) the Statement of Additional Information dated March 30, 2022 for the Class I2 Shares, Class R3 Shares and Class R4 Shares for the Smead Value Fund, do not differ from those contained in Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on March 30, 2022 (Accession # 0001193125-22-089007).

If you have any questions, please contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc: S. LeMire